TAXATION - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Tax holiday effect	¥ 65,016	¥ 209,494	¥ 294,698
Effect on basic net income per share	¥ 0.02	¥ 0.06	¥ 0.08
Effect on diluted net income per share	¥ 0.02	¥ 0.06	¥ 0.08
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,326,150	3,409,773	3,521,380
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,472,076	3,537,408	3,611,653